Convertible Notes Payable	12 Months Ended
Jun. 30, 2013
Notes
Convertible Notes Payable

NOTE 6 – CONVERTIBLE NOTES PAYABLE

As of June 30, 2013 and 2012, respectively, the Company had an outstanding balance, net of the debt discount of $122,500 and $0. As of June 30, 2013, the total outstanding accrued interest on the convertible notes payable was $1,223.

On July 31, 2012, the Company issued a convertible promissory note in the amount of $42,500.  The note is due on May 2, 2013 and bears interest at 8% per annum. The loan is secured by shares of the Company’s common stock. The loan becomes convertible 180 days after date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

During the year ended June 30, 2013, the Company converted $42,500 of debt and $1,700 of accrued interest into 5,658,636 shares of common stock fully extinguishing the debt.

On October 23, 2012, the Company issued a convertible promissory note in the amount of $22,500.  The note is due on July 25, 2013 and bears interest at 8% per annum. The loan is secured by shares of the Company’s common stock. The loan becomes convertible 180 days after date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. During the year ended June 30, 2013, the Company converted $22,500 of debt and $900 of accrued interest into 3,946,666 shares of common stock fully extinguishing the debt.

On February 4, 2013, the Company issued a convertible promissory note in the amount of $37,500.  The note is due on November 6, 2013 and bears interest at 8% per annum. The loan is secured by shares of the Company’s common stock. The loan becomes convertible 180 days after date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

On March 19, 2013, the Company issued a convertible promissory note in the amount of $47,500.  The note is due on December 26, 2013 and bears interest at 8% per annum. The loan is secured by shares of the Company’s common stock. The loan becomes convertible 180 days after date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

On June 17, 2013, the Company issued a convertible promissory note in the amount of $37,500. The note is due on March 19, 2014 and bears interest at 8% per annum. The loan is secured by shares of the Company’s common stock. The loan becomes convertible 180 days after date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.